Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	29 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	77 Months Ended	84 Months Ended	86 Months Ended	89 Months Ended	96 Months Ended	98 Months Ended	101 Months Ended	108 Months Ended	110 Months Ended	113 Months Ended	120 Months Ended
		Jun. 29, 2020	Mar. 01, 2017	Dec. 01, 2016	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000066373
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 10,682				$ 11,096				$ 11,570				$ 11,744				$ 13,670				$ 13,008			$ 13,162			$ 14,103			$ 15,362			$ 17,478
C000066375
Account Value [Line Items]
Accumulated Value					10,000					11,254				12,207				12,659				12,197				15,611				14,860			15,059			16,602			18,207			21,555
C000066376
Account Value [Line Items]
Accumulated Value					10,000					11,413				12,564				12,996				12,172				16,413				15,631			15,868			17,956			19,781			24,462
C000066377
Account Value [Line Items]
Accumulated Value					10,000					11,464				12,698				13,111				12,200				16,917				16,114			16,360			18,768			20,683			26,310
C000128656
Account Value [Line Items]
Accumulated Value					10,000					11,460				12,663				13,060				12,118				16,808				15,992			16,248			18,664			20,500			26,325
C000034863
Account Value [Line Items]
Accumulated Value					10,000					11,790				14,063				16,255				16,700				25,009				20,716			21,098			28,732			32,746			42,383
C000066835
Account Value [Line Items]
Accumulated Value					1,000,000					1,178,034				1,406,565				1,626,215				1,671,087				2,501,765				2,071,708			2,113,123			2,878,877			3,279,160			4,239,734
C000034895
Account Value [Line Items]
Accumulated Value					10,000					11,679				13,524				13,725				12,195				17,533				17,235			17,921			21,228			23,308			30,363
C000159209
Account Value [Line Items]
Accumulated Value					1,000,000					1,168,586				1,355,229				1,375,991				1,222,667				1,762,485				1,740,790			1,806,356			2,138,655			2,348,797			3,055,868
C000129296
Account Value [Line Items]
Accumulated Value					10,000					11,257				12,661				13,075				11,992				16,213				15,722			16,471			18,623			20,838			25,880
C000066372
Account Value [Line Items]
Accumulated Value					1,000,000					1,128,089				1,271,358				1,316,190				1,208,143				1,638,477				1,592,196			1,671,640			1,892,593			2,122,476			2,640,114
C000034865
Account Value [Line Items]
Accumulated Value					10,000					12,101				13,454				14,587				13,450				19,510				19,001			19,282			23,972			26,249			33,610
C000159207
Account Value [Line Items]
Accumulated Value					1,000,000					1,211,017				1,347,273				1,461,421				1,348,023				1,956,712				1,913,605			1,960,444			2,430,785			2,660,991			3,404,908
C000034864
Account Value [Line Items]
Accumulated Value					10,000					11,837				13,647				16,048				16,626				24,553				20,618			21,832			28,809			32,812			41,607
C000066836
Account Value [Line Items]
Accumulated Value					1,000,000					1,184,676				1,366,812				1,608,140				1,666,405				2,461,790				2,066,918			2,189,665			2,889,589			3,291,329			4,170,308
C000034869
Account Value [Line Items]
Accumulated Value					10,000					11,387				12,422				13,721				12,307				16,948				18,002			18,226			21,392			22,600			28,512
C000066839
Account Value [Line Items]
Accumulated Value					1,000,000					1,139,332				1,243,385				1,373,931				1,232,567				1,698,431				1,803,437			1,826,150			2,143,026			2,265,394			2,856,332
C000034880
Account Value [Line Items]
Accumulated Value					10,000					12,412				14,933				17,630				19,023				31,511				20,370			19,095			24,447			27,047			38,175
C000220624
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Science & Technology Fund
Accumulated Value					9,425					11,663				13,994				16,486				17,732				29,296				18,884			17,650			22,537			24,847			34,965
C000034883
Account Value [Line Items]
Accumulated Value					10,000					11,876				13,029				13,876				11,809				21,529				18,033			17,718			19,835			18,833			26,312
C000066844
Account Value [Line Items]
Accumulated Value					1,000,000					1,188,432				1,305,646				1,392,338				1,185,771				2,162,967				1,813,456			1,782,497			1,997,318			1,899,875			2,654,398
C000034890
Account Value [Line Items]
Accumulated Value					10,000					11,707				12,382				13,262				11,091				16,264				16,864			17,112			20,155			21,480			27,111
C000066845
Account Value [Line Items]
Accumulated Value					1,000,000					1,172,132				1,240,212				1,329,551				1,113,795				1,634,051				1,695,021			1,719,960			2,027,801			2,161,675			2,728,560
C000034884
Account Value [Line Items]
Accumulated Value					10,000					11,762				13,289				15,047				15,301				22,518				22,285			22,724			27,978			31,406			41,080
C000034885
Account Value [Line Items]
Accumulated Value					10,000					11,776				13,316				15,092				15,361				22,628				22,417			22,881			28,195			31,675			41,460
C000034943
Account Value [Line Items]
Accumulated Value					10,000					12,118				13,552				14,648				12,955				23,208				19,683			18,626			22,259			22,818			30,379
C000034876
Account Value [Line Items]
Accumulated Value					10,000					12,958				15,412				18,270				21,274				32,896				30,582			31,651			41,846			47,137			66,325
C000220619
Account Value [Line Items]
Accumulated Value		$ 1,000,000						$ 1,394,870					$ 1,296,698				$ 1,342,499				$ 1,774,678				$ 1,998,791				$ 2,812,184
C000220618
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Nasdaq-100 Index Fund
Accumulated Value		9,775						13,610					12,621				13,028				17,172				19,295				27,069
C000220620
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Nasdaq-100 Index Fund
Accumulated Value		10,000						13,836					12,732				13,049				17,072				19,041				26,510
C000179381
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,359					$ 12,333				$ 14,637				$ 17,064				$ 26,415				$ 24,591				$ 25,480			$ 33,731			$ 38,046			$ 53,605
C000034871
Account Value [Line Items]
Accumulated Value					10,000					10,539				10,664				11,267				11,907				12,929				11,996			12,018			12,064			13,038			13,651
C000066840
Account Value [Line Items]
Accumulated Value					1,000,000					1,055,621				1,067,760				1,128,947				1,193,854				1,298,265				1,204,224			1,207,174			1,212,776			1,311,863			1,374,475
C000220613
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Core Plus Intermediate Bond Fund
Accumulated Value					9,775					10,277				10,360				10,915				11,515				12,472				11,540			11,531			11,546			12,451			13,008
C000220614
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Core Plus Intermediate Bond Fund
Accumulated Value		10,000						10,358					9,524				9,456				9,408				10,090				10,472
C000175750
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,383					$ 10,520				$ 11,144				$ 11,801				$ 12,851				$ 11,941				$ 11,991			$ 12,066			$ 13,070			$ 13,712
C000034867
Account Value [Line Items]
Accumulated Value					10,000					11,428				11,825				12,434				11,253				13,740				13,018			13,122			14,275			15,419			16,675
C000066837
Account Value [Line Items]
Accumulated Value					1,000,000					1,143,835				1,184,414				1,246,590				1,129,003				1,379,939				1,308,487			1,320,818			1,438,188			1,555,011			1,683,050
C000175747
Account Value [Line Items]
Accumulated Value				10,000			10,550					10,919				11,506				10,429				12,756				12,172				12,305			13,400			14,494			15,698
C000034868
Account Value [Line Items]
Accumulated Value					10,000					10,381				10,462				11,040				11,720				12,528				11,516			11,455			11,630			12,530			13,103
C000066838
Account Value [Line Items]
Accumulated Value					1,000,000					1,039,192				1,047,101				1,105,882				1,174,715				1,256,377				1,155,279			1,149,608			1,167,724			1,258,756			1,318,243
C000220609
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Income Fund
Accumulated Value					9,774					10,121				10,171				10,720				11,347				12,093				11,093			11,009			11,141			11,977			12,501
C000175748
Account Value [Line Items]
Accumulated Value				10,000			10,336					10,423				11,018				11,712				12,546				11,551				11,500			11,682			12,615			13,212
C000034882
Account Value [Line Items]
Accumulated Value					10,000					10,234				10,310				10,710				10,860				11,573				11,266			11,468			12,126			13,018			13,591
C000066843
Account Value [Line Items]
Accumulated Value					1,000,000					1,024,544				1,034,403				1,074,486				1,090,566				1,164,462				1,133,125			1,155,856			1,221,928			1,313,197			1,373,737
C000220627
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Short-Term Bond Fund
Accumulated Value					9,775					9,993				10,052				10,417				10,541				11,211				10,889			11,064			11,677			12,513			13,039
C000175751
Account Value [Line Items]
Accumulated Value				10,000			10,156					10,264				10,670				10,834				11,572				11,271				11,514			12,190			13,118			13,741
C000092834
Account Value [Line Items]
Accumulated Value					10,000					10,160				10,269				10,605				10,520				11,227				11,081			11,398			12,114			12,824			13,437
C000130753
Account Value [Line Items]
Accumulated Value					1,000,000					1,015,864				1,025,986				1,060,230				1,052,250				1,123,891				1,109,945			1,142,387			1,214,672			1,286,062			1,347,742
C000220636
Account Value [Line Items]
Line Graph and Table Measure Name									Victory Ultra Short-Term Bond Fund
C000179382
Account Value [Line Items]
Accumulated Value			10,000			10,038					10,154				10,509				10,447				11,183				11,059				11,395			12,134			12,865			13,504
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					10,000					11,513				13,144				13,810				13,125				19,129				18,088			18,461			21,685			24,252			31,770
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					10,000					11,513				13,144				13,810				13,125				19,129				18,088			18,461			21,685			24,252			31,770
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,179,184				1,335,614				1,515,847				1,528,930				2,231,962				2,236,718			2,296,310			2,816,691			3,157,402			4,137,866
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					10,000					11,513				13,144				13,810				13,125				19,129				18,088			18,461			21,685			24,252			31,770
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					1,000,000					1,151,340				1,314,429				1,380,968				1,312,507				1,912,902				1,808,822			1,846,096			2,168,482			2,425,238			3,176,973
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					10,000					11,513				13,144				13,810				13,125				19,129				18,088			18,461			21,685			24,252			31,770
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value					1,000,000					1,151,340				1,314,429				1,380,968				1,312,507				1,912,902				1,808,822			1,846,096			2,168,482			2,425,238			3,176,973
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					10,000					11,858				13,406				15,106				14,948				22,560				21,857			22,186			27,133			30,227			39,601
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,185,830				1,340,553				1,510,555				1,494,821				2,255,969				2,185,709			2,218,559			2,713,322			3,022,682			3,960,084
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,179,184				1,335,614				1,515,847				1,528,930				2,231,962				2,236,718			2,296,310			2,816,691			3,157,402			4,137,866
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,179,184				1,335,614				1,515,847				1,528,930				2,231,962				2,236,718			2,296,310			2,816,691			3,157,402			4,137,866
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					10,000					11,858				13,406				15,106				14,948				22,560				21,857			22,186			27,133			30,227			39,601
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,185,830				1,340,553				1,510,555				1,494,821				2,255,969				2,185,709			2,218,559			2,713,322			3,022,682			3,960,084
Russell 1000 Index
Account Value [Line Items]
Accumulated Value					10,000					11,803				13,357				15,138				15,151				22,647				22,172			22,575			27,727			31,038			40,479
Russell 1000 Index
Account Value [Line Items]
Accumulated Value					1,000,000					1,180,276				1,335,714				1,513,760				1,515,057				2,264,694				2,217,201			2,257,503			2,772,663			3,103,790			4,047,922
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					10,000					11,858				13,406				15,106				14,948				22,560				21,857			22,186			27,133			30,227			39,601
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000					11,792				13,356				15,158				15,289				22,320				22,367			22,963			28,167			31,574			41,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		1,000,000						1,387,444					1,390,401				1,427,444				1,750,926				1,962,721				2,572,202
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000						13,874					13,904				14,274				17,509				19,627				25,722
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000						13,874					13,904				14,274				17,509				19,627				25,722
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000			9,976					11,300				12,825				12,935				18,883				18,923				19,427			23,830			26,713			35,008
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000					1,008,286				1,005,067				1,058,241				1,172,975				1,169,841				1,070,262			1,065,688			1,050,040			1,134,258			1,180,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						9,865					9,025				8,987				8,855				9,565				9,953
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,213					10,180				10,719				11,881				11,849				10,841				10,794			10,636			11,489			11,955
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000					1,008,286				1,005,067				1,058,241				1,172,975				1,169,841				1,070,262			1,065,688			1,050,040			1,134,258			1,180,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,213					10,180				10,719				11,881				11,849				10,841				10,794			10,636			11,489			11,955
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000					1,008,286				1,005,067				1,058,241				1,172,975				1,169,841				1,070,262			1,065,688			1,050,040			1,134,258			1,180,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,213					10,180				10,719				11,881				11,849				10,841				10,794			10,636			11,489			11,955
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000					1,008,286				1,005,067				1,058,241				1,172,975				1,169,841				1,070,262			1,065,688			1,050,040			1,134,258			1,180,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,213					10,180				10,719				11,881				11,849				10,841				10,794			10,636			11,489			11,955
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,083				10,051				10,582				11,730				11,698				10,703			10,657			10,500			11,343			11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					1,000,000					1,008,286				1,005,067				1,058,241				1,172,975				1,169,841				1,070,262			1,065,688			1,050,040			1,134,258			1,180,271
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						9,865					9,025				8,987				8,855				9,565				9,953
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,128					10,096				10,630				11,783				11,751				10,751				10,705			10,548			11,394			11,856
S&P Target Date Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date Retirement Income Index
Accumulated Value					10,000					10,536				11,010				11,554				11,989				13,566				12,838			13,033			13,742			14,959			16,797
S&P Target Date 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2030 Index
Accumulated Value					10,000					11,187				12,242				12,958				12,734				16,576				15,686			16,041			17,561			19,253			22,955
S&P Target Date 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2040 Index
Accumulated Value					10,000					11,368				12,665				13,414				12,842				17,902				16,957			17,387			19,649			21,673			27,100
S&P Target Date 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2050 Index
Accumulated Value					10,000					11,489				12,891				13,641				12,933				18,477				17,520			17,997			20,632			22,805			29,179
S&P Target Date 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2060 Index
Accumulated Value					10,000					11,558				13,004				13,777				13,052				18,717				17,741			18,235			20,920			23,117			29,750
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value					10,000					11,950				14,215				16,693				18,501				28,013				26,515			27,135			35,764			40,960			53,507
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Growth Funds Index
Accumulated Value					10,000					11,923				14,391				16,726				18,290				27,700				24,179			24,558			32,526			36,240			48,039
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					1,000,000					1,194,954				1,421,474				1,669,265				1,850,142				2,801,336				2,651,531			2,713,471			3,576,361			4,095,992			5,350,667
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Growth Funds Index
Accumulated Value					1,000,000					1,192,308				1,439,118				1,672,591				1,829,012				2,770,027				2,417,882			2,455,765			3,252,603			3,623,993			4,803,900
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Global Funds Index
Accumulated Value					10,000					11,651				13,117				13,493				12,528				18,905				16,870			17,495			20,513			22,508			28,313
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Global Funds Index
Accumulated Value					1,000,000					1,165,073				1,311,714				1,349,307				1,252,769				1,890,499				1,686,988			1,749,515			2,051,280			2,250,823			2,831,325
Global Managed Volatility Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name									Global Managed Volatility Composite Index
Accumulated Value					10,000					11,053				12,158				12,718				12,382				16,191				15,562			16,053			18,253			20,081			24,639
Global Managed Volatility Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name									Global Managed Volatility Composite Index
Accumulated Value					1,000,000					1,105,349				1,215,756				1,271,807				1,238,164				1,619,121				1,556,153			1,605,269			1,825,285			2,008,072			2,463,864
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Multi-Cap Core Funds Index
Accumulated Value					10,000					11,758				13,210				14,476				13,994				21,327				20,548			20,843			25,207			27,385			36,498
Lipper Multi-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Multi-Cap Core Funds Index
Accumulated Value					1,000,000					1,175,804				1,321,037				1,447,614				1,399,430				2,132,712				2,054,846			2,084,304			2,520,700			2,738,496			3,649,763
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value					10,000					11,950				14,215				16,693				18,501				28,013				26,515			27,135			35,764			40,960			53,507
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Growth Funds Index
Accumulated Value					10,000					11,923				14,391				16,726				18,290				27,700				24,179			24,558			32,526			36,240			48,039
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					1,000,000					1,194,954				1,421,474				1,669,265				1,850,142				2,801,336				2,651,531			2,713,471			3,576,361			4,095,992			5,350,667
Lipper Large-Cap Growth Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Growth Funds Index
Accumulated Value					1,000,000					1,192,308				1,439,118				1,672,591				1,829,012				2,770,027				2,417,882			2,455,765			3,252,603			3,623,993			4,803,900
Russell 1000 Value
Account Value [Line Items]
Accumulated Value					10,000					11,655				12,530				13,665				12,160				17,745				17,979			18,197			20,639			22,404			28,958
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Equity Income Funds Index
Accumulated Value					10,000					11,518				12,547				13,797				12,830				17,887				18,632			19,035			21,407			23,233			28,867
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					1,000,000					1,165,508				1,252,960				1,366,511				1,216,016				1,774,473				1,797,862			1,819,669			2,063,905			2,240,374			2,895,779
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Equity Income Funds Index
Accumulated Value					1,000,000					1,151,840				1,254,742				1,379,736				1,283,029				1,788,710				1,863,166			1,903,519			2,140,658			2,323,289			2,886,656
S&P North American Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P North American Technology Sector Index
Accumulated Value					10,000					13,434				17,302				21,155				23,942				37,724				33,199			33,909			49,389			55,348			87,312
Lipper Science & Technology Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Science & Technology Funds Index
Accumulated Value					10,000					13,203				16,568				19,521				20,734				35,144				28,715			27,688			37,447			40,631			63,767
S&P Composite 1500 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Composite 1500 Health Care Index
Accumulated Value					10,000					11,088				12,406				13,684				15,609				19,563				20,928			21,714			23,072			23,413			24,868
S&P North American Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P North American Technology Sector Index
Accumulated Value					10,000					13,434				17,302				21,155				23,942				37,724				33,199			33,909			49,389			55,348			87,312
Lipper Science & Technology Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Science & Technology Funds Index
Accumulated Value					10,000					13,203				16,568				19,521				20,734				35,144				28,715			27,688			37,447			40,631			63,767
S&P Composite 1500 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Composite 1500 Health Care Index
Accumulated Value					10,000					11,088				12,406				13,684				15,609				19,563				20,928			21,714			23,072			23,413			24,868
Russell 2000 Index
Account Value [Line Items]
Accumulated Value					10,000					12,563				14,012				14,658				12,256				21,437				17,821			17,171			19,459			19,629			28,347
Lipper Small-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Small-Cap Core Funds Index
Accumulated Value					10,000					12,295				13,548				14,281				11,476				19,950				18,249			17,866			20,432			20,371			27,376
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P SmallCap 600 Index
Accumulated Value					10,000					12,425				14,019				14,639				11,770				20,816				19,038			18,307			20,605			20,208			28,060
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					1,000,000					1,256,282				1,401,224				1,465,848				1,225,602				2,143,736				1,782,101			1,717,138			1,945,869			1,962,894			2,834,669
Lipper Small-Cap Core Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Small-Cap Core Funds Index
Accumulated Value					1,000,000					1,229,474				1,354,776				1,428,082				1,147,565				1,994,964				1,824,932			1,786,586			2,043,156			2,037,081			2,737,590
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P SmallCap 600 Index
Accumulated Value					1,000,000					1,242,549				1,401,854				1,463,855				1,177,015				2,081,596				1,903,827			1,830,679			2,060,480			2,020,796			2,805,984
Russell 1000 Value
Account Value [Line Items]
Accumulated Value					10,000					11,655				12,530				13,665				12,160				17,745				17,979			18,197			20,639			22,404			28,958
Lipper Multi-Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Multi-Cap Value Funds Index
Accumulated Value					10,000					11,646				12,492				13,054				11,037				17,089				17,121			17,454			20,273			21,315			27,163
Lipper Large Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Value Funds Index
Accumulated Value					10,000					11,738				12,894				14,076				12,615				18,711				18,869			19,445			22,977			24,888			32,359
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					1,000,000					1,165,508				1,252,960				1,366,511				1,216,016				1,774,473				1,797,862			1,819,669			2,063,905			2,240,374			2,895,779
Lipper Multi-Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Multi-Cap Value Funds Index
Accumulated Value					1,000,000					1,164,590				1,249,233				1,305,402				1,103,719				1,708,931				1,712,073			1,745,392			2,027,283			2,131,507			2,716,286
Lipper Large Cap Value Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Large-Cap Value Funds Index
Accumulated Value					1,000,000					1,173,835				1,289,371				1,407,557				1,261,450				1,871,069				1,886,883			1,944,505			2,297,727			2,488,846			3,235,933
Victory U.S. Large Cap 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Victory US Large Cap 500 Index
Accumulated Value					10,000					11,811				13,418				15,252				15,536				22,994				22,584			23,026			28,408			31,961			41,895
Victory U.S. Large Cap 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Victory US Large Cap 500 Index
Accumulated Value					10,000					11,811				13,418				15,252				15,536				22,994				22,584			23,026			28,408			31,961			41,895
Victory Extended Market Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								Blended-Victory Extended Market Index/Wilshire 4500 Completion Index
Accumulated Value					10,000					12,063				13,470				14,594				12,171				21,011				18,313			17,689			20,165			20,721			27,661
Wilshire 4500 Completion Index
Account Value [Line Items]
Line Graph and Table Measure Name									Wilshire 4500 Completion Index
Accumulated Value					10,000					12,290				13,773				14,973				13,259				23,858				20,297			19,243			23,325			24,724			33,144
NASDAQ 100
Account Value [Line Items]
Accumulated Value					10,000					13,023				15,573				18,548				21,683				33,659				31,432			32,686			43,398			49,084			69,315
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value					10,000					11,950				14,215				16,693				18,501				28,013				26,515			27,135			35,764			40,960			53,507
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name									Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000						1,399,842					1,307,248				1,359,374				1,804,896				2,041,368				2,882,769
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value		1,000,000						1,385,795					1,311,688				1,342,329				1,769,192				2,026,249				2,646,925
NASDAQ 100
Account Value [Line Items]
Accumulated Value		10,000						13,998					13,072				13,594				18,049				20,414				28,828
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value		10,000						13,858					13,117				13,423				17,692				20,262				26,469
NASDAQ 100
Account Value [Line Items]
Accumulated Value		10,000						13,998					13,072				13,594				18,049				20,414				28,828
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value		10,000						13,858					13,117				13,423				17,692				20,262				26,469
NASDAQ 100
Account Value [Line Items]
Accumulated Value			10,000			10,367					12,397				14,766				17,261				26,794				25,022				26,020			34,548			39,074			55,179
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value			10,000			10,220					12,158				14,277				15,824				23,960				22,679				23,208			30,589			35,033			45,764
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Core Plus Bond Funds Index
Accumulated Value					10,000					10,294				10,335				10,871				11,719				12,245				11,241			11,140			11,101			12,020			12,589
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Core Plus Bond Funds Index
Accumulated Value					1,000,000					1,029,441				1,033,546				1,087,055				1,171,909				1,224,523				1,124,109			1,113,997			1,110,079			1,201,985			1,258,928
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Core Plus Bond Funds Index
Accumulated Value					10,000					10,294				10,335				10,871				11,719				12,245				11,241			11,140			11,101			12,020			12,589
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Core Plus Bond Funds Index
Accumulated Value		10,000						10,219					9,381				9,297				9,264				10,031				10,506
Lipper Core Plus Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Core Plus Bond Funds Index
Accumulated Value				10,000			10,286					10,327				10,862				11,709				12,235				11,232				11,131			11,092			12,010			12,579
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US High Yield 2% Issuer Capped Index
Accumulated Value					10,000					11,329				11,699				12,488				11,978				14,322				13,575			13,740			14,977			16,279			17,719
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper High Yield Bond Funds Index
Accumulated Value					10,000					11,290				11,650				12,329				11,534				13,935				13,373			13,457			14,634			15,725			17,104
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US High Yield 2% Issuer Capped Index
Accumulated Value					1,000,000					1,132,935				1,169,923				1,248,816				1,197,799				1,432,227				1,357,494			1,373,953			1,497,740			1,627,920			1,771,857
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper High Yield Bond Funds Index
Accumulated Value					1,000,000					1,128,957				1,164,954				1,232,899				1,153,442				1,393,451				1,337,310			1,345,706			1,463,355			1,572,504			1,710,430
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US High Yield 2% Issuer Capped Index
Accumulated Value				10,000			10,581					10,926				11,663				11,186				13,376				12,678				12,831			13,987			15,203			16,547
Lipper High Yield Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper High Yield Bond Funds Index
Accumulated Value				10,000			10,579					10,916				11,553				10,808				13,057				12,531				12,610			13,712			14,735			16,027
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper A Rated Bond Funds Index
Accumulated Value					10,000					10,248				10,344				10,957				12,230				12,774				11,548			11,488			11,336			12,190			12,731
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper A Rated Bond Funds Index
Accumulated Value					1,000,000					1,024,829				1,034,446				1,095,677				1,223,047				1,277,394				1,154,792			1,148,784			1,133,560			1,218,953			1,273,134
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper A Rated Bond Funds Index
Accumulated Value					10,000					10,248				10,344				10,957				12,230				12,774				11,548			11,488			11,336			12,190			12,731
Lipper A Rated Bond Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper A Rated Bond Funds Index
Accumulated Value				10,000			10,297					10,393				11,009				12,288				12,834				11,602				11,542			11,389			12,247			12,792
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year Credit Index
Accumulated Value					10,000					10,153				10,200				10,600				11,034				11,334				10,945			11,117			11,546			12,352			12,867
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Short Investment Grade Debt Funds Index
Accumulated Value					10,000					10,168				10,240				10,600				10,834				11,357				10,963			11,131			11,628			12,447			12,993
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year Credit Index
Accumulated Value					1,000,000					1,015,258				1,019,991				1,060,024				1,103,370				1,133,434				1,094,461			1,111,650			1,154,636			1,235,187			1,286,702
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Short Investment Grade Debt Funds Index
Accumulated Value					1,000,000					1,016,782				1,023,995				1,060,031				1,083,445				1,135,740				1,096,329			1,113,141			1,162,760			1,244,663			1,299,343
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year Credit Index
Accumulated Value					10,000					10,153				10,200				10,600				11,034				11,334				10,945			11,117			11,546			12,352			12,867
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Short Investment Grade Debt Funds Index
Accumulated Value					10,000					10,168				10,240				10,600				10,834				11,357				10,963			11,131			11,628			12,447			12,993
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year Credit Index
Accumulated Value				10,000			10,110					10,157				10,556				10,987				11,287				10,898				11,070			11,498			12,300			12,813
Lipper Short Investment Grade Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Short Investment Grade Debt Funds Index
Accumulated Value				$ 10,000			$ 10,103					$ 10,175				$ 10,533				$ 10,765				$ 11,285				$ 10,893				$ 11,060			$ 11,553			$ 12,367			$ 12,910
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value					10,000					10,041				10,162				10,384				10,601				10,613				10,621			10,933			11,527			12,096			12,580
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Ultra Short Obligations Funds Index
Accumulated Value					10,000					10,148				10,280				10,543				10,670				10,936				10,845			11,127			11,785			12,432			12,990
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value					1,000,000					1,004,123				1,016,169				1,038,432				1,060,112				1,061,339				1,062,063			1,093,255			1,152,743			1,209,597			1,258,024
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Ultra Short Obligations Funds Index
Accumulated Value					$ 1,000,000					$ 1,014,829				$ 1,027,984				$ 1,054,293				$ 1,067,029				$ 1,093,638				$ 1,084,549			$ 1,112,652			$ 1,178,546			$ 1,243,183			$ 1,299,031
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value		10,000						10,010					10,017				10,311				10,872				11,408				11,865
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Ultra Short Obligations Funds Index
Accumulated Value		$ 10,000						$ 10,088					$ 10,004				$ 10,264				$ 10,871				$ 11,468				$ 11,983
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value			10,000			10,011					10,131				10,353				10,569				10,581				10,588				10,899			11,492			12,059			12,542
Lipper Ultra Short Obligations Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name									Lipper Ultra Short Obligations Funds Index
Accumulated Value			$ 10,000			$ 10,015					$ 10,145				$ 10,404				$ 10,530				$ 10,792				$ 10,703				$ 10,980			$ 11,630			$ 12,268			$ 12,819

[1]	The Blended-Victory Extended Market Index/Wilshire 4500 Completion Index performance reflects that of the Wilshire 4500 Completion Index, the Fund’s prior index, through November 30, 2023, and the Victory Extended Market Index from December 1, 2023, onward.